Note 13 - Stock-based Compensation - Fair Value of Each Option Grant Assumptions Used (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Risk free rate	2.20%	1.50%
Expected life in years (Year)	4 years 273 days	4 years 273 days
Expected volatility	29.70%	28.90%
Dividend yield	0.10%	0.20%
Weighted average fair value per option granted (in dollars per share)	$ 19.41	$ 12.36